Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share [Abstract]
Earnings per share

Note 13 — Earnings per share

Earnings per share are computed using the two-class method.  Basic earnings per share is computed by dividing net income allocated to common shares by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Participating securities include unvested restricted shares.  Unvested restricted shares are considered participating securities because holders of these securities have the right to receive dividends at the same rate as holders of the Company’s common stock.  Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Unvested restricted stock and stock options are considered outstanding for diluted earnings per share only.  Unvested restricted stock totaling 81,000 and 105,000 shares are considered outstanding for dilutive earnings per share for the three months ended March 31, 2013 and March 31, 2012, respectively.  Unvested stock options totaled 228,000 and 295,000 shares for the three months ended March 31, 2013 and March 31, 2012, respectively.

Presented below are the calculations for basic and diluted earnings per share:

	Three Months Ended
	March 31,
	2013	2012
	(In Thousands, except per share amounts)

Net income	$4,625	2,208
Net income available to unvested restricted shares	12	7
Net income available to common stockholders	$4,613	2,201

Weighted average shares outstanding	31,124	31,024
Effect of dilutive potential common shares	211	13
Diluted weighted average shares outstanding	31,335	31,037

Basic earnings per share	$0.15	0.07
Diluted earnings per share	$0.15	0.07

17)      Earnings (loss) per share

Earnings per share are computed using the two-class method.  Basic earnings (loss) per share is computed by dividing net income (loss) allocated to common shares by the weighted average number of common shares outstanding during the applicable period, excluding outstanding participating securities.  Participating securities include unvested restricted shares.  Unvested restricted shares are considered participating securities because holders of these securities have the right to receive dividends at the same rate as holders of the Company’s common stock.  Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding adjusted for the dilutive effect of all potential common shares.  Unvested restricted stock and stock options are considered outstanding for diluted earnings per share only.  Unvested restricted stock and stock options totaling 101,000 and 276,000 shares for the year ended December 31, 2012 and 52,200 and 193,500 shares for the year ended December 31, 2011 and 101,400 and 356,000 shares for the year ended December 31, 2010 are antidilutive and are excluded from the loss per share calculation.  Presented below are the calculations for basic and diluted earnings loss per share.

	For the year ended December 31,
	2012	2011	2010
	(In Thousands, except per share amounts)
Net income (loss)	34,914	(7,473)	(1,854)
Net income available to unvested restricted stockholders	113	—	—
Net income (loss) available to common stockholders	$34,801	(7,473)	(1,854)

Weighted average shares outstanding	31,055	30,929	30,804
Effect of dilutive potential common shares	107	—	—
Diluted weighted average shares outstanding	31,162	30,929	30,804

Basic income (loss) per share	$1.12	(0.24)	(0.06)
Diluted income (loss) per share	$1.12	(0.24)	(0.06)